Victory Pioneer Fundamental Growth Fund Performance Management - Victory Pioneer Fundamental Growth Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]	On May 2, 2025, the Fund commenced operations when it reorganized (the “Reorganization”) with and continued the operations of the Pioneer Fundamental Growth Fund (the “predecessor fund”). The Fund’s investment objectives, principal investment strategies, policies and restrictions are substantially similar to those of the predecessor fund. The Fund’s financial statements and historical investment performance reflect those of the predecessor fund and the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund (and the predecessor fund) from year to year as of December 31. The performance table compares the Fund’s (and the predecessor fund’s) performance to that of the S&P 500® Index, which is comprised of 500 of the largest companies listed on the stock exchange in the United States, and the Russell 1000 Growth Index. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.The returns shown for periods prior to the Reorganization are those of the Class A, Class C, Class K, Class R, and Class Y shares of the predecessor fund. Class A, Class C, Class K, Class R, and Class Y shares of the predecessor fund were reorganized into Class A, Class C, Class R6, Class R, and Class Y shares, respectively, of the Fund in the Reorganization. The returns of the Fund's Class A, Class C, Class R6, Class R and Class Y shares will differ from the returns of the predecessor fund as they have different expenses.Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses. Updated performance information is available on the Fund’s website at vcm.com.
Performance Past Does Not Indicate Future [Text]	the S&P 500® Index, which is comprised of 500 of the largest companies listed on the stock exchange in the United States, and the Russell 1000 Growth Index. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	On May 2, 2025, the Fund commenced operations when it reorganized (the “Reorganization”) with and continued the operations of the Pioneer Fundamental Growth Fund (the “predecessor fund”). The Fund’s investment objectives, principal investment strategies, policies and restrictions are substantially similar to those of the predecessor fund. The Fund’s financial statements and historical investment performance reflect those of the predecessor fund and the Fund. The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart [Heading]	Calendar Year Returns for Class A Shares(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)
Bar Chart Closing [Text Block]	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter23.54%June 30, 2020Lowest Quarter-17.92%June 30, 2022
Performance Table Heading	Average Annual Total Returns(For the Periods Ended December 31, 2025)
Performance Table Narrative	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts (including before taxes). A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares. After-tax returns for Class C, Class R6, Class R, and Class Y shares will vary.
Performance Table Uses Highest Federal Rate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares. After-tax returns for Class C, Class R6, Class R, and Class Y shares will vary.
Performance Availability Website Address [Text]	vcm.com.
Class A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.54%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(17.92%)
Lowest Quarterly Return, Date	Jun. 30, 2022